EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
Amount of employee benefits expensed	$ 1,942	¥ 12,587	¥ 10,042	¥ 8,848